Severance, Lease Terminations And Transition Costs	12 Months Ended
Dec. 31, 2011
Severance, Lease Terminations, And Transition Costs [Abstract]
Severance, Lease Terminations, And Transition Costs

20. SEVERANCE, LEASE TERMINATIONS AND TRANSITION COSTS

     During 2011, the Company identified opportunities to improve information technology service efficiencies and incurred $9.7 million in severance and other transitional costs related to restructuring. In addition, the Company also incurred $1.3 million in severance and lease termination costs associated with the restructuring of a non-core service function. Costs associated with these project initiatives were completed in 2011. Of the $11.0 million expensed, $9.7 million resulted in cash expenditures during 2011. These costs were included in the Other category. See "Note 5—Segments." The following table sets forth the expenses incurred for 2011 by major category:

(In millions)	Beginning Accrued Liability	Charged to Expense, Net	Expenditures	Ending Accrued Liability
Severance	$--	$4.1	$3.1	$1.0
Lease terminations	0.7	1.7	1.4	1.0
Transition and other restructuring costs	--	5.2	5.2	--
	$0.7	$11.0	$9.7	$2.0